Unaudited Interim Condensed Financial Information of the Parent Company - Schedule of Unaudited Interim Condensed Balance Sheets (Details) - Parent [Member] - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents		$ 1,676,660	$ 6,052,260
Short-term investments		1,400,000
Prepayments and other current assets		911,820	5,000
Total Current Assets		4,038,444	6,107,260
Non-current assets
Investment in subsidiary		164,685	145,380
Other non-current assets		600,000
Total Non-current Assets		764,685	145,380
Total Assets		4,803,129	6,252,640
Current Liabilities
Due to subsidiary		71,035	67,937
Total Current Liabilities		71,035	67,937
Total Liabilities		71,035	67,937
COMMITMENTS AND CONTINGENCIES
Shareholders’ Equity
Additional paid-in capital		7,250,577	6,664,624
Statutory reserves		89,685	89,685
Accumulated deficit		(2,560,347)	(522,851)
Accumulated other comprehensive loss		(49,526)	(48,180)
Total Shareholders’ Equity		4,732,094	6,184,703
Total Liabilities and Shareholders’ Equity		4,803,129	6,252,640
Related Party
Current assets
Advance to related party		49,964	50,000
Class A Ordinary Shares [Member]
Shareholders’ Equity
Ordinary shares, value	[1]	938	658
Class B Ordinary Shares [Member]
Shareholders’ Equity
Ordinary shares, value	[1]	$ 767	$ 767

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.